Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net loss	$ (5,218,491)	$ (21,585,667)	$ (23,575,248)	$ (3,037,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	571,207	596,750	631,550	373,679
Warrants issued for services	55,849	$ 7,240,930	$ 7,469,492	470,447
Warrants issued for interest				174,977
Gain on settlement of debt				$ (19,475)
Legal settlement - replacement warrants	1,119,450
Employee stock options	981,000	$ 9,944,000	$ 10,271,000
Change in fair value of derivative liability	(2,324)
Amortization of debt discount	2,189
Depreciation expense	19,369	$ 0	6,234
Changes in operating assets and liabilities:
Prepaid expenses	(11,712)	(92,932)	(57,018)
Accounts payable	805,753	(131,842)	299,209	$ 79,222
Accrued liabilities - related party	$ 121,558	661,966	216,971	$ 220,259
Customer deposits		400,000	400,000
Accrued payroll liabilities	$ 15,102	3,739	3,739	$ 10,428
Net cash used in operating activities	(1,541,050)	(2,963,056)	(4,334,071)	(1,728,507)
Investing Activities:
Intangible assets	(7,772)	$ (24,921)	(41,103)	$ (25,115)
Equipment purchase	(5,000)		(27,500)
Net cash used in investing activities	(12,772)	$ (24,921)	(68,603)	$ (25,115)
Financing Activities:
Proceeds from sale of common stock	1,095,020	$ 3,426,652	$ 4,099,782	2,047,200
Proceeds from debt	325,000			900
Payments on debt	(12,895)		$ (2,786)	(12,100)
Net cash provided by financing activities	1,407,125	$ 3,426,652	4,096,996	2,036,000
Net (decrease) increase in cash	(146,697)	438,675	(305,678)	282,828
Cash, beginning of period	171,871	477,549	477,549	194,721
Cash, end of period	25,174	$ 916,224	171,871	$ 477,549
Cash paid for: Interest	$ 5,219		$ 979
Cash paid for: Income taxes
Non-cash transactions:
Reduction of stock issuable by issuing common stock	$ 410,950
Derivative liability offset by debt discount	$ 75,650
Shares issued to settle accounts payable				$ 25,974
Shares held in escrow				$ 31,028
Purchase of equipment with debt			$ 97,187